LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASES
Weighted average lease term (in years)	1 year 9 months 18 days	2 years 9 months 18 days
Interest expense on lease liabilities	$ 49	$ 51
Total cash outflow for leases	737	625
Balance as of beginning	1,983	2,154
Addition	(581)	(214)
Modification		49
Rent deposits	(18)	(6)
Balance as of ending	1,384	1,983
Gross carrying amount
LEASES
Balance as of beginning	2,918	2,570
Addition	74	305
Modification		49
Rent deposits	(18)	(6)
Balance as of ending	2,974	2,918
Accumulated depreciation and amortisation
LEASES
Balance as of beginning	(935)	(416)
Addition	(655)	(519)
Balance as of ending	$ (1,590)	$ (935)
Minimum
LEASES
Discount rate (in percent)	0.40%
Maximum
LEASES
Discount rate (in percent)	6.10%